Taxes Payable - Reconciliation between statutory tax and income tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Effective of income tax reconciliation
Income before income taxes	$ (20,484,073)	$ (791,672)	$ 6,977,308
Tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (5,121,018)	$ (197,918)	$ 1,744,327
Effect of tax-exempt entity	557,311	719,274	1,232,710
Effect of pervious year over-paid tax expenses	2,446	1,314	498,924
Effect of non-tax deductible expenses and loss	47	35,847	3,342
Effect of deductible prior year loss	(11,010)	(18,406)
Effect of tax loss not recognized	1,356,114	68,509
Effect of pervious year over-accrued tax expenses	293,334
Effect of investment income(loss)not recognized	(181,107)
Effect of impairment not recognized	3,526,795
Income tax expense	422,912	608,620	3,479,303
Deferred tax assets	4,892,726	68,345	1,686
Valuation allowance	(4,892,726)	(68,345)	$ (1,686)
Deferred tax liability	28,241	38,744
Deferred tax liabilities, net	$ 28,241	$ 38,744